Income Taxes - Summary of Unrecognized Deferred Tax Assets Expire Unutilized based on Year of Origination (Detail) - Mar. 31, 2018 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	₨ 297.2	$ 4.6
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	543.5	8.3
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	6,297.0	96.6
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	4,348.8	66.7
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	12,171.7	187.7
Thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	₨ 45,455.9	$ 697.4